Mar. 11, 2025
Bitwise Bitcoin Standard Corporations ETF
Bitwise Bitcoin Standard Corporations ETF
Investment Objective
The Fund seeks investment results that, before fees and expenses, correspond generally to the performance of the Bitwise Bitcoin Standard Corporations Index (the “Index”).
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Bitwise Bitcoin Standard Corporations ETF Bitwise Bitcoin Standard Corporations ETF
Management Fees	0.85%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.85%
[1]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

Expense Example	Year 1	Year 3
Bitwise Bitcoin Standard Corporations ETF | Bitwise Bitcoin Standard Corporations ETF | USD ($)	87	271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets plus borrowings in the securities comprising the Index. The Fund, using a full replication approach, attempts to reproduce, before fees and expenses, the performance of the Index. The index provider, administrator and owner of the Index is Bitwise Index Services LLC (the “Index Provider”). Bitwise Investment Manager, LLC serves as the Fund’s investment adviser (“BIM” or the “Adviser”).

The Index seeks to provide exposure to the performance of corporations that have adopted the “bitcoin standard” (“Bitcoin Standard Corporations”). Such corporations are those that hold bitcoin as a corporate treasury asset. In order to be eligible for inclusion in the Index, a company must hold at least 1,000 bitcoin in its corporate treasury. The Index Provider relies upon quarterly and annual corporate reports to identify such eligible companies. Once identified, the Index Provider removes from consideration all companies without: (i) a market capitalization of at least $250 million; (ii) a three-month average daily traded value of at least $500,000; (iii) a public free float of less than 10% and (iv) a share price exceeding $50,000. The Index selects for inclusion each eligible security that complies with the size, liquidity and free float requirements. Each security selected for inclusion is then assigned weight based upon the market value of its bitcoin holdings, subject to certain diversification requirements. The largest constituent in the Index at each quarterly rebalancing will have its weight capped at 20% of the Index. The second largest constituent of the Index at each quarterly rebalancing will have its weight capped at 12% of the Index. No other constituent can have a weight higher than 10% of the Index. Any excess weight will be reallocated to other constituents on an equal-weighted basis.

The Fund will not invest directly in bitcoin, derivatives that reference bitcoin, exchange-traded commodity-based trusts whose business consists solely of buying and holding bitcoin, or other exchange-traded products that seek to provide “pure-play” or leveraged exposure to bitcoin. The Fund’s holdings will be equity securities in the form of common stock, depositary receipts (both American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), tracking stocks and other equity units. Such securities may be issued be U.S. and non-U.S. companies, including companies operating in emerging market countries. Such companies may have small-, mid- or large-capitalizations.

The Index is rebalanced and reconstituted quarterly, and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public.

The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of February 25, 2025, the Index was concentrated in companies comprising the information technology sector, although this may change from time to time. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.

The Index Provider is an affiliate of the Adviser. The Index Provider may prescribe changes to the selection criteria and other rules governing the Index and the method applied to calculate the Index, which it deems to be necessary and desirable in order to prevent material errors or to remedy, correct or supplement the Index methodology.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Additional Information about Bitcoin

Bitcoin is a decentralized digital currency that enables peer-to-peer transactions without the need for a central authority. It operates on the Bitcoin blockchain, a public ledger that records all transactions in a secure and transparent manner. The primary use case of the Bitcoin blockchain is to facilitate the transfer of value between parties, effectively serving as a digital alternative to traditional currencies.

New bitcoins are introduced into circulation through a process called mining, where participants validate transactions and add them to the blockchain. Miners are rewarded with a fixed number of bitcoins for each block they successfully add, with this reward halving approximately every four years to control the supply. As of February 1, 2025, there were approximately 19,820,000 bitcoins in circulation, with a maximum supply capped at 21 million, a limit expected to be reached around the year 2140.

While bitcoin’s price has been significantly influenced by speculative trading, its valuation is also impacted by the underlying health and performance of the Bitcoin network. Key metrics such as the network’s hash rate (a measure of computational power), the number of active addresses, and transaction volumes can provide insights into network security, user adoption, and overall activity, all of which contribute to bitcoin’s valuation.

Principal Risks
Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.OWNBetf.com and will provide some indication of the risks of investing in the Fund.